The breakdown, by classification and type, of the balances of “Equity instruments” is as follows (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Instruments
Financial assets measured at fair value through profit or loss held for trading		R$ 2,020,610	R$ 1,818,276	R$ 2,029,470
Non-trading financial assets mandatorily measured at fair value through profit or loss		477,707	438,912	171,453
Financial assets measured at fair value through other comprehensive income		29,187	72,173	157,306
Total		2,527,504	2,329,361	2,358,229
Type:
Shares of Brazilian companies		1,869,824	1,953,128	665,027
Shares of foreign companies		48,825	13,617
Investment funds	[1]	608,855	362,616	1,693,202
Total		R$ 2,527,504	R$ 2,329,361	R$ 2,358,229

[1]	Composed mainly by investment on fixed income, public and private securities.